Consolidated Balance Sheets (USD $)	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Current assets
Cash	$ 371,294	$ 604,936	$ 43,196
Receivables and prepaids	160,132	109,007	49,369
[us-gaap:AssetsCurrent]	531,426	713,943	92,565
Equipment	16,725	19,547	19,648
Mineral property interest	305,850	305,850	305,850
Deposits	14,932	8,728	58,728
TOTAL ASSETS	868,933	1,048,068	476,791
Current liabilities
Accounts payable and accrued liabilities	822,480	607,226	505,334
Demand loans			100,000
Loans			210,991
Promissory notes			1,928,088
[us-gaap:LiabilitiesCurrent]	822,480	607,226	2,744,413
Promissory notes	5,186,133	4,346,769
Derivative liabilities	1,400,950	3,280,245	236,203
TOTAL LIABILITIES	7,409,563	8,234,240	2,980,616
Unlimited common shares with no par value Issued and fully paid: 77,273,132 (April 30, 2014 - 76,019,706) (2013 - 68,301,991)	16,200,496	15,935,039	14,756,503
Additional paid-in capital	1,610,868	1,548,395
Commitment to issue shares	48,000	79,223	1,422,820
Deficit	(24,399,994)	(24,748,829)	(18,683,148)
TOTAL STOCKHOLDERS' EQUITY (CAPITAL DEFICIT)	(6,540,630)	(7,186,172)	(2,503,825)
TOTAL LIABILITIES AND CAPITAL DEFICIT	$ 868,933	$ 1,048,068	$ 476,791